EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares TCW EM Short Term Investment Grade Bond ETF	268461399	SEMF

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.emergingglobaladvisors.com/etfliterature.cfm. You can also get this information at no cost by calling 1-888-800-4347 or by sending an e-mail request to info@egshares.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 7, 2014, are incorporated by reference into this Summary Prospectus.

Summary Prospectus
January 8, 2014

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
SUMMARY PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

EGShares TCW EM Short Term Investment Grade Bond ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the J.P. Morgan Custom EM Short Term Investment Grade Bond Index (the “Short Term Investment Grade Bond Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-l) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	0.65%

(1)      The Fund does not anticipate that it will incur any 12b-1 fees during its first year of operations.

(2)      Emerging Global Advisors, LLC (“EGA”) pays all of the expenses of the Fund, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each Fund’s 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through investment in investment grade debt denominated in U.S. dollars of emerging market countries and companies.  Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade, U.S. dollar denominated emerging markets short term sovereign and corporate bonds. The Fund may invest up to 20% of its net assets in fixed income securities that are non-investment grade or unrated and/or issued by non-emerging market countries and companies.

The Fund, using a “passive” or “indexing” investment approach, will seek to replicate, before the Fund’s fees and expenses, the performance of the Short Term Investment Grade Bond Index. The Short Term Investment Grade Bond Index is a rules-based index comprised of, as of the date of this Prospectus, approximately 48 emerging markets investment grade sovereign and corporate bonds, notes or other debt obligations denominated in U.S. dollars with remaining maturities between 1 and 3 years.  The remaining maturity of an eligible corporate bond is determined by its actual maturity or, in the case of  callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by J.P. Morgan Securities LLC.  Through its investments, the Fund will have an average weighted remaining maturity of no more than 3 years.

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that TCW Investment Management Company, the sub-adviser to the Fund (“Sub-Adviser”), uses quantitative analysis to select securities from the Short Term Investment Grade Bond Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics. These characteristics may include country of domicile, maturity, credit quality, sector, duration and other financial characteristics of fixed income securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates.  The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular securities in the Short Term Investment Grade Bond Index on the performance of the Index and the availability of particular securities in the secondary market. However, the Fund may use replication to achieve its objective if practicable. In seeking to accurately track the Short Term Investment Grade Bond Index, there may also be instances in which the Sub-Adviser chooses to overweight or underweight another security in the Index, or purchase (or sell) securities not in the Index that the Sub-Adviser believes are appropriate substitutes for one or more Index components. In addition, from time to time securities are added to or removed from the Short Term Investment Grade Bond Index. The Fund may sell securities that are represented in the Short Term Investment Grade Bond Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index. To the extent the Short Term Investment Grade Bond Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments accordingly, although the Fund will generally limit individual country positions to no more than 20% of its net assets.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Securities  The price of one or more of the securities in the Fund’s portfolio may fall.  Many factors can adversely affect a  security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, the Fund may incur additional expenses to seek recovery.

Interest Rate As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Fixed income securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Credit/Default Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due.  In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.  In addition, securities issued by the U.S. government generally have less credit risk than debt securities of non-U.S. government issuers or non-government issuers. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Non-Correlation  The Fund’s return may not match the return of the Index.  The Fund incurs a number of operating expenses that are not reflected in the Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Index.

Index-Related Risk There is no assurance that the sponsor of the Fund’s Index (“Sponsor”) will compile the Index accurately, or that the Index will be determined, composed or calculated accurately.  The Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Index will be in line with its described index methodology.  Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Extension An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Income Falling interest rates may cause the Fund’s income to decline.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Adviser, preventing the Fund from tracking the Index.

Fluctuation of Yield and Liquidation Amount The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Financial Services Sector The financial services sector may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

Concentration The Fund will concentrate in industries to the same extent as the Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Although the fixed income instruments held by the Fund will be denominated in U.S. dollars, economic or political developments, among other things, could still negatively impact the value of such instruments.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the Index.  The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

Emerging Global Advisors, LLC

Sub-Adviser

TCW Investment Management Company

Portfolio Managers

Name	Title	Length of Service on the Fund
Penelope D. Foley	Portfolio Manager	2013
David I. Robbins	Portfolio Manager	2013

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGA Emerging Global Shares Trust
To view the Fund’s statutory prospectus or
statement of additional information online
visit: http://www.emergingglobaladvisors.com/etfliterature.cfm